Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000081443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011

Retail Shares | AllianceBernstein Small Cap Growth Portfolio
ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein Small Cap Growth Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none	[1]	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1],[2]	1.00%	[3]	none
Exchange Fee	none	none	[1]	none		none
[1]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[2]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[3]	For Class C shares the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein Small Cap Growth Portfolio	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.27%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.29%	0.41%	0.32%	0.24%
Other Expenses	0.10%	0.11%	0.10%	0.09%
Total Other Expenses	0.39%	0.52%	0.42%	0.33%
Total Annual Fund Operating Expenses	1.43%	2.29%	2.19%	1.10%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein Small Cap Growth Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	564	632	322	112
After 3 Years	858	915	685	350
After 5 Years	1,173	1,225	1,175	606
After 10 Years	2,065	2,410	2,524	1,340

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Retail Shares AllianceBernstein Small Cap Growth Portfolio (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	564	232	222	112
After 3 Years	858	715	685	350
After 5 Years	1,173	1,225	1,175	606
After 10 Years	2,065	2,410	2,524	1,340

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than  $10 million). As of June 30, 2011, there were approximately 4,350 smaller companies, and those smaller companies had market capitalizations ranging up to approximately  $9.6 billion. Because the Fund's definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. Normally, the Fund invests in about 95-125 companies broadly diversified by sector.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may also invest in ETFs, reverse repurchase agreements and up to 20% of its total assets in rights or warrants. The Fund may use derivatives, such as options on securities and index options, to manage risk and to seek to generate additional returns.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.63%.

                         Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 25.05%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -28.82%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein Small Cap Growth Portfolio		1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES	[1]	31.16%	5.19%	2.97%
CLASS A SHARES Return After Taxes on Distributions	[1]	31.16%	5.19%	2.97%
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	20.25%	4.48%	2.57%
CLASS B SHARES		31.79%	5.22%	2.74%
CLASS C SHARES		34.90%	5.29%	2.62%
ADVISOR CLASS SHARES		37.36%	6.41%	3.70%
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)		29.09%	5.30%	3.78%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;-Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.27%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
After 1 Year	rr_ExpenseExampleYear01	564
After 3 Years	rr_ExpenseExampleYear03	858
After 5 Years	rr_ExpenseExampleYear05	1,173
After 10 Years	rr_ExpenseExampleYear10	2,065
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	564
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	858
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,173
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,065
Annual Return 2001	rr_AnnualReturn2001	(13.64%)
Annual Return 2002	rr_AnnualReturn2002	(31.84%)
Annual Return 2003	rr_AnnualReturn2003	48.09%
Annual Return 2004	rr_AnnualReturn2004	13.95%
Annual Return 2005	rr_AnnualReturn2005	4.71%
Annual Return 2006	rr_AnnualReturn2006	10.58%
Annual Return 2007	rr_AnnualReturn2007	13.97%
Annual Return 2008	rr_AnnualReturn2008	(45.14%)
Annual Return 2009	rr_AnnualReturn2009	42.02%
Annual Return 2010	rr_AnnualReturn2010	37.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.82%)
1 YEAR	rr_AverageAnnualReturnYear01	31.16%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	5.19%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	2.97%	[1]
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	31.16%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	5.19%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	2.97%	[1]
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	20.25%	[1]
5 YEARS	rr_AverageAnnualReturnYear05	4.48%	[1]
10 YEARS	rr_AverageAnnualReturnYear10	2.57%	[1]
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS B SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[2]
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[2],[3]
Exchange Fee	rr_ExchangeFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.41%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
After 1 Year	rr_ExpenseExampleYear01	632
After 3 Years	rr_ExpenseExampleYear03	915
After 5 Years	rr_ExpenseExampleYear05	1,225
After 10 Years	rr_ExpenseExampleYear10	2,410
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,225
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 YEAR	rr_AverageAnnualReturnYear01	31.79%
5 YEARS	rr_AverageAnnualReturnYear05	5.22%
10 YEARS	rr_AverageAnnualReturnYear10	2.74%
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.32%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%
After 1 Year	rr_ExpenseExampleYear01	322
After 3 Years	rr_ExpenseExampleYear03	685
After 5 Years	rr_ExpenseExampleYear05	1,175
After 10 Years	rr_ExpenseExampleYear10	2,524
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
1 YEAR	rr_AverageAnnualReturnYear01	34.90%
5 YEARS	rr_AverageAnnualReturnYear05	5.29%
10 YEARS	rr_AverageAnnualReturnYear10	2.62%
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
After 1 Year	rr_ExpenseExampleYear01	112
After 3 Years	rr_ExpenseExampleYear03	350
After 5 Years	rr_ExpenseExampleYear05	606
After 10 Years	rr_ExpenseExampleYear10	1,340
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	112
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	350
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	606
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
1 YEAR	rr_AverageAnnualReturnYear01	37.36%
5 YEARS	rr_AverageAnnualReturnYear05	6.41%
10 YEARS	rr_AverageAnnualReturnYear10	3.70%
Retail Shares | AllianceBernstein Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares at the end of period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than  $10 million). As of June 30, 2011, there were approximately 4,350 smaller companies, and those smaller companies had market capitalizations ranging up to approximately  $9.6 billion. Because the Fund's definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. Normally, the Fund invests in about 95-125 companies broadly diversified by sector.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may also invest in ETFs, reverse repurchase agreements and up to 20% of its total assets in rights or warrants. The Fund may use derivatives, such as options on securities and index options, to manage risk and to seek to generate additional returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.63%.

                         Calendar Year End (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 25.05%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -28.82%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein Small Cap Growth Portfolio | Russell 2000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	29.09%
5 YEARS	rr_AverageAnnualReturnYear05	5.30%
10 YEARS	rr_AverageAnnualReturnYear10	3.78%

[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios;-Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
[3]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[4]	For Class C shares the CDSC is 0% after the first year.

Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio
ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein U.S. Strategic Research Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein U.S. Strategic Research Portfolio		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses: Transfer Agent		0.17%	0.23%	0.17%
Other Expenses		3.45%	4.04%	2.75%
Total Other Expenses		3.62%	4.27%	2.92%
Total Annual Fund Operating Expenses		4.67%	6.02%	3.67%
Fee Waiver and/or Expense Reimbursement	[1]	(3.32%)	(3.97%)	(2.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	2.05%	1.05%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until December 23, 2012. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the fee percentages set forth in the table or cause the total of the payments to exceed the Fund's total initial offering expenses. This fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2012. It may be terminated thereafter by either party upon 60 days' prior written notice.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein U.S. Strategic Research Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
After 1 Year	557	208	[1]	107
After 3 Years	1,487	1,435		880
After 5 Years	2,423	2,637		1,674
After 10 Years	4,790	5,536		3,753
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. companies.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive U.S. securities, fitting into broader investment themes identified by the Adviser, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macroeconomic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 600 primarily U.S. mid- to large-capitalization companies for investment.

The Fund invests in securities issued by companies from multiple industries in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund may invest up to 20% of its net assets in equity and fixed-income securities issued by non-U.S. corporate and governmental issuers. The Fund may invest in both developed and emerging market countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. The Fund may also invest in synthetic foreign equity securities, which are a type of warrant used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts ("REITs") and zero coupon bonds. Normally, the Fund invests in about 40-60 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over the life of the Fund; and

. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -24.04%.
                                    Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 16.17%, 4TH QUARTER, 2010; AND WORST QUARTER WAS DOWN -11.09%, 2ND QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares AllianceBernstein U.S. Strategic Research Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	18.40%	17.97%	[2]	Dec 23, 2009
CLASS A SHARES Return After Taxes on Distributions	[1]	18.21%	17.79%	[2]	Dec 23, 2009
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	12.19%	15.26%	[2]	Dec 23, 2009
CLASS C SHARES		21.76%	22.22%	[2]	Dec 23, 2009
ADVISOR CLASS SHARES		23.96%	23.39%	[2]	Dec 23, 2009
S&P 500 (reflects no deduction for fees, expenses, or taxes)		15.06%	14.14%	[2]	Dec 23, 2009
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 12/23/09.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.45%
Total Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
After 1 Year	rr_ExpenseExampleYear01	557
After 3 Years	rr_ExpenseExampleYear03	1,487
After 5 Years	rr_ExpenseExampleYear05	2,423
After 10 Years	rr_ExpenseExampleYear10	4,790
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010	23.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.09%)
1 YEAR	rr_AverageAnnualReturnYear01	18.40%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	17.97%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009	[2]
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS A SHARES | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	18.21%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	17.79%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009	[2]
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS A SHARES | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	12.19%	[2]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	15.26%	[2],[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009	[2]
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.23%
Other Expenses	rr_Component2OtherExpensesOverAssets	4.04%
Total Other Expenses	rr_OtherExpensesOverAssets	4.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.97%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
After 1 Year	rr_ExpenseExampleYear01	208	[5]
After 3 Years	rr_ExpenseExampleYear03	1,435
After 5 Years	rr_ExpenseExampleYear05	2,637
After 10 Years	rr_ExpenseExampleYear10	5,536
1 YEAR	rr_AverageAnnualReturnYear01	21.76%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	22.22%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.75%
Total Other Expenses	rr_OtherExpensesOverAssets	2.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.62%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	107
After 3 Years	rr_ExpenseExampleYear03	880
After 5 Years	rr_ExpenseExampleYear05	1,674
After 10 Years	rr_ExpenseExampleYear10	3,753
1 YEAR	rr_AverageAnnualReturnYear01	23.96%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	23.39%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. companies.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive U.S. securities, fitting into broader investment themes identified by the Adviser, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macroeconomic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 600 primarily U.S. mid- to large-capitalization companies for investment.

The Fund invests in securities issued by companies from multiple industries in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund may invest up to 20% of its net assets in equity and fixed-income securities issued by non-U.S. corporate and governmental issuers. The Fund may invest in both developed and emerging market countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. The Fund may also invest in synthetic foreign equity securities, which are a type of warrant used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts ("REITs") and zero coupon bonds. Normally, the Fund invests in about 40-60 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over the life of the Fund; and

. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Fund's performance changed from year to year over the life of the Fund; and

. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -24.04%.
                                    Calendar Year End (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 16.17%, 4TH QUARTER, 2010; AND WORST QUARTER WAS DOWN -11.09%, 2ND QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios;
Retail Shares | AllianceBernstein U.S. Strategic Research Portfolio | S&P 500 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	14.14%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009

[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until December 23, 2012. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the fee percentages set forth in the table or cause the total of the payments to exceed the Fund's total initial offering expenses. This fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2012. It may be terminated thereafter by either party upon 60 days' prior written notice.
[2]	After-tax returns: -Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[3]	Inception date for all Classes is 12/23/09.
[4]	For Class C shares, the CDSC is 0% after the first year.
[5]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Retail Shares | AllianceBernstein International Discovery Equity Portfolio
ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares AllianceBernstein International Discovery Equity Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
[1]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares AllianceBernstein International Discovery Equity Portfolio		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none
Other Expenses: Transfer Agent		1.73%	10.24%	3.89%
Other Expenses		6.23%	6.85%	7.14%
Total Other Expenses		7.96%	17.09%	11.03%
Total Annual Fund Operating Expenses		9.26%	19.09%	12.03%
Fee Waiver and/or Expense Reimbursement	[1]	(7.71%)	(16.84%)	(10.78%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%	2.25%	1.25%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through June 30, 2013 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. The fees waived and expenses borne by the Adviser are subject to reimbursement until October 26, 2013. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net expenses reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares AllianceBernstein International Discovery Equity Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES
After 1 Year	576	228	[1]	127
After 3 Years	2,333	3,618		2,451
After 5 Years	3,944	6,120		4,460
After 10 Years	7,407	9,870		8,369
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.

The Fund invests primarily in a diversified portfolio of equity securities of small-and mid-capitalization non-U.S. companies. For these purposes, "small- and mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smaller of  $100 million or the market capitalization of the smallest company in the MSCI AC World SMID Index (ex-U.S.)(Net) and the greater of  $13 billion or the market capitalization of the largest company in the MSCI AC World SMID Index (ex-U.S.)(Net). The market capitalizations of companies in the MSCI AC World SMID Index (ex-U.S.)(Net) ranged from  $38.2 million to  $17.8 billion at June 30, 2011. Because the Fund's definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. Normally the Fund invests in 150-200 companies. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

The Fund may invest in securities issued by non-U.S. companies in any industry sector and country. The Adviser employs a "bottom-up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries. The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets.

The Fund may invest in any company and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities.

The Fund may invest in established companies and also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these securities at an advantageous price. The Fund invests in unlisted securities and synthetic foreign equity securities, which may have greater liquidity risk.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year. The Fund commenced operations on October 26, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retail Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.73%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.23%
Total Other Expenses	rr_OtherExpensesOverAssets	7.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.71%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
After 1 Year	rr_ExpenseExampleYear01	576
After 3 Years	rr_ExpenseExampleYear03	2,333
After 5 Years	rr_ExpenseExampleYear05	3,944
After 10 Years	rr_ExpenseExampleYear10	7,407
Retail Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS C SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	10.24%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.85%
Total Other Expenses	rr_OtherExpensesOverAssets	17.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	19.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(16.84%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
After 1 Year	rr_ExpenseExampleYear01	228	[3]
After 3 Years	rr_ExpenseExampleYear03	3,618
After 5 Years	rr_ExpenseExampleYear05	6,120
After 10 Years	rr_ExpenseExampleYear10	9,870
Retail Shares | AllianceBernstein International Discovery Equity Portfolio | ADVISOR CLASS SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	3.89%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.14%
Total Other Expenses	rr_OtherExpensesOverAssets	11.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.78%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	2,451
After 5 Years	rr_ExpenseExampleYear05	4,460
After 10 Years	rr_ExpenseExampleYear10	8,369
Retail Shares | AllianceBernstein International Discovery Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least  $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.

The Fund invests primarily in a diversified portfolio of equity securities of small-and mid-capitalization non-U.S. companies. For these purposes, "small- and mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smaller of  $100 million or the market capitalization of the smallest company in the MSCI AC World SMID Index (ex-U.S.)(Net) and the greater of  $13 billion or the market capitalization of the largest company in the MSCI AC World SMID Index (ex-U.S.)(Net). The market capitalizations of companies in the MSCI AC World SMID Index (ex-U.S.)(Net) ranged from  $38.2 million to  $17.8 billion at June 30, 2011. Because the Fund's definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. Normally the Fund invests in 150-200 companies. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

The Fund may invest in securities issued by non-U.S. companies in any industry sector and country. The Adviser employs a "bottom-up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries. The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets.

The Fund may invest in any company and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities.

The Fund may invest in established companies and also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these securities at an advantageous price. The Fund invests in unlisted securities and synthetic foreign equity securities, which may have greater liquidity risk.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year. The Fund commenced operations on October 26, 2010.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through June 30, 2013 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. The fees waived and expenses borne by the Adviser are subject to reimbursement until October 26, 2013. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net expenses reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.
[2]	For Class C shares, the CDSC is 0% after the first year.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Retirement Shares | AllianceBernstein Small Cap Growth Portfolio
ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein Small Cap Growth Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein Small Cap Growth Portfolio	CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees	0.77%	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.27%	0.50%	0.25%	none
Other Expenses: Transfer Agent	0.29%	0.26%	0.20%	0.12%
Other Expenses	0.10%	0.10%	0.10%	0.11%
Total Other Expenses	0.39%	0.36%	0.30%	0.23%
Total Annual Fund Operating Expenses	1.43%	1.63%	1.32%	1.00%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein Small Cap Growth Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	146	[1]	166	134	102
After 3 Years	452		514	418	318
After 5 Years	782		887	723	552
After 10 Years	1,713		1,933	1,590	1,225
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than  $10 million). As of June 30, 2011, there were approximately 4,350 smaller companies, and those smaller companies had market capitalizations ranging up to approximately  $9.6 billion. Because the Fund's definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. Normally, the Fund invests in about 95-125 companies broadly diversified by sector.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may also invest in ETFs, reverse repurchase agreements and up to 20% of its total assets in rights or warrants. The Fund may use derivatives, such as options on securities and index options, to manage risk and to seek to generate additional returns.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.63%.

                                                               Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 25.05%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -28.82%, 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein Small Cap Growth Portfolio	1 YEAR	5 YEARS	10 YEARS		INCEPTION DATE
CLASS A SHARES	36.00%	6.11%	3.42%	[1]
CLASS R SHARES	36.89%	6.05%	3.30%	[1]	Mar 1, 2005
CLASS K SHARES	37.24%	6.33%	3.57%	[1]	Mar 1, 2005
CLASS I SHARES	37.77%	6.72%	3.90%	[1]	Mar 1, 2005
Russell 2000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	29.09%	5.30%	3.78%	[1]
[1]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retirement Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.27%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.29%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
After 1 Year	rr_ExpenseExampleYear01	146	[2]
After 3 Years	rr_ExpenseExampleYear03	452
After 5 Years	rr_ExpenseExampleYear05	782
After 10 Years	rr_ExpenseExampleYear10	1,713
Annual Return 2001	rr_AnnualReturn2001	(13.64%)
Annual Return 2002	rr_AnnualReturn2002	(31.84%)
Annual Return 2003	rr_AnnualReturn2003	48.09%
Annual Return 2004	rr_AnnualReturn2004	13.95%
Annual Return 2005	rr_AnnualReturn2005	4.71%
Annual Return 2006	rr_AnnualReturn2006	10.58%
Annual Return 2007	rr_AnnualReturn2007	13.97%
Annual Return 2008	rr_AnnualReturn2008	(45.14%)
Annual Return 2009	rr_AnnualReturn2009	42.02%
Annual Return 2010	rr_AnnualReturn2010	37.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.82%)
1 YEAR	rr_AverageAnnualReturnYear01	36.00%
5 YEARS	rr_AverageAnnualReturnYear05	6.11%
10 YEARS	rr_AverageAnnualReturnYear10	3.42%	[3]
Retirement Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
After 1 Year	rr_ExpenseExampleYear01	166
After 3 Years	rr_ExpenseExampleYear03	514
After 5 Years	rr_ExpenseExampleYear05	887
After 10 Years	rr_ExpenseExampleYear10	1,933
1 YEAR	rr_AverageAnnualReturnYear01	36.89%
5 YEARS	rr_AverageAnnualReturnYear05	6.05%
10 YEARS	rr_AverageAnnualReturnYear10	3.30%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
After 1 Year	rr_ExpenseExampleYear01	134
After 3 Years	rr_ExpenseExampleYear03	418
After 5 Years	rr_ExpenseExampleYear05	723
After 10 Years	rr_ExpenseExampleYear10	1,590
1 YEAR	rr_AverageAnnualReturnYear01	37.24%
5 YEARS	rr_AverageAnnualReturnYear05	6.33%
10 YEARS	rr_AverageAnnualReturnYear10	3.57%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Small Cap Growth Portfolio | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	102
After 3 Years	rr_ExpenseExampleYear03	318
After 5 Years	rr_ExpenseExampleYear05	552
After 10 Years	rr_ExpenseExampleYear10	1,225
1 YEAR	rr_AverageAnnualReturnYear01	37.77%
5 YEARS	rr_AverageAnnualReturnYear05	6.72%
10 YEARS	rr_AverageAnnualReturnYear10	3.90%	[3]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar 1, 2005
Retirement Shares | AllianceBernstein Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than  $10 million). As of June 30, 2011, there were approximately 4,350 smaller companies, and those smaller companies had market capitalizations ranging up to approximately  $9.6 billion. Because the Fund's definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund's investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams, strong market positions, and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental and quantitative analysis in its stock selection process. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole. Normally, the Fund invests in about 95-125 companies broadly diversified by sector.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may also invest in ETFs, reverse repurchase agreements and up to 20% of its total assets in rights or warrants. The Fund may use derivatives, such as options on securities and index options, to manage risk and to seek to generate additional returns.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.63%.

                                                               Calendar Year End (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 25.05%, 4TH QUARTER, 2001; AND WORST QUARTER WAS DOWN -28.82%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein Small Cap Growth Portfolio | Russell 2000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	29.09%
5 YEARS	rr_AverageAnnualReturnYear05	5.30%
10 YEARS	rr_AverageAnnualReturnYear10	3.78%	[3]

[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.
[3]	Inception dates for Class R, Class K and Class I shares: 3/1/05. Performance information for periods prior to the inception of Class R, Class K and Class I shares is the performance of the Fund's Class A shares adjusted to reflect the higher expense ratio of the Class R shares and the lower expense ratios of Class K and Class I shares, respectively.

Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio
ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein U.S. Strategic Research Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases, a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein U.S. Strategic Research Portfolio		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		0.17%	0.08%	0.06%	0.03%
Other Expenses		3.45%	10.02%	10.01%	10.02%
Total Other Expenses		3.62%	10.10%	10.07%	10.05%
Total Annual Fund Operating Expenses		4.67%	11.35%	11.07%	10.80%
Fee Waiver and/or Expense Reimbursement	[1]	(3.32%)	(9.80%)	(9.77%)	(9.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	1.55%	1.30%	1.05%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until December 23, 2012. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the fee percentages set forth in the table or cause the total of the payments to exceed the Fund's total initial offering expenses. This fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2012. It may be terminated thereafter by either party upon 60 days' prior written notice.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein U.S. Strategic Research Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	137	[1]	158	132	107
After 3 Years	1,109		2,359	2,291	2,224
After 5 Years	2,086		4,290	4,196	4,103
After 10 Years	4,559		8,141	8,033	7,925
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. companies.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive U.S. securities, fitting into broader investment themes identified by the Adviser, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macroeconomic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 600 primarily U.S. mid- to large-capitalization companies for investment.

The Fund invests in securities issued by companies from multiple industries in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund may invest up to 20% of its net assets in equity and fixed-income securities issued by non-U.S. corporate and governmental issuers. The Fund may invest in both developed and emerging market countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. The Fund may also invest in synthetic foreign equity securities, which are a type of warrant used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts ("REITs") and zero coupon bonds. Normally, the Fund invests in about 40-60 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over the life of the Fund; and

. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -24.04%.

                                                           Calendar Year End (%)

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 16.17%, 4TH QUARTER, 2010; AND WORST QUARTER WAS DOWN -11.09%, 2ND QUARTER, 2010.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Shares AllianceBernstein U.S. Strategic Research Portfolio	1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	22.61%	23.05%	[1]	Dec 23, 2009
CLASS R SHARES	23.38%	22.83%	[1]	Dec 23, 2009
CLASS K SHARES	23.64%	23.08%	[1]	Dec 23, 2009
CLASS I SHARES	24.00%	23.43%	[1]	Dec 23, 2009
S&P 500 (reflects no deduction for fees, expenses, or taxes)	15.06%	14.14%	[1]	Dec 23, 2009
[1]	Inception date for all Classes is 12/23/09.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.17%
Other Expenses	rr_Component2OtherExpensesOverAssets	3.45%
Total Other Expenses	rr_OtherExpensesOverAssets	3.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%
After 1 Year	rr_ExpenseExampleYear01	137	[3]
After 3 Years	rr_ExpenseExampleYear03	1,109
After 5 Years	rr_ExpenseExampleYear05	2,086
After 10 Years	rr_ExpenseExampleYear10	4,559
Annual Return 2001	rr_AnnualReturn2001
Annual Return 2002	rr_AnnualReturn2002
Annual Return 2003	rr_AnnualReturn2003
Annual Return 2004	rr_AnnualReturn2004
Annual Return 2005	rr_AnnualReturn2005
Annual Return 2006	rr_AnnualReturn2006
Annual Return 2007	rr_AnnualReturn2007
Annual Return 2008	rr_AnnualReturn2008
Annual Return 2009	rr_AnnualReturn2009
Annual Return 2010	rr_AnnualReturn2010	23.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.09%)
1 YEAR	rr_AverageAnnualReturnYear01	22.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	23.05%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009
Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.02%
Total Other Expenses	rr_OtherExpensesOverAssets	10.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.35%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.80%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
After 1 Year	rr_ExpenseExampleYear01	158
After 3 Years	rr_ExpenseExampleYear03	2,359
After 5 Years	rr_ExpenseExampleYear05	4,290
After 10 Years	rr_ExpenseExampleYear10	8,141
1 YEAR	rr_AverageAnnualReturnYear01	23.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	22.83%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009
Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.01%
Total Other Expenses	rr_OtherExpensesOverAssets	10.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.77%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
After 1 Year	rr_ExpenseExampleYear01	132
After 3 Years	rr_ExpenseExampleYear03	2,291
After 5 Years	rr_ExpenseExampleYear05	4,196
After 10 Years	rr_ExpenseExampleYear10	8,033
1 YEAR	rr_AverageAnnualReturnYear01	23.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	23.08%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009
Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses	rr_Component2OtherExpensesOverAssets	10.02%
Total Other Expenses	rr_OtherExpensesOverAssets	10.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(9.75%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
After 1 Year	rr_ExpenseExampleYear01	107
After 3 Years	rr_ExpenseExampleYear03	2,224
After 5 Years	rr_ExpenseExampleYear05	4,103
After 10 Years	rr_ExpenseExampleYear10	7,925
1 YEAR	rr_AverageAnnualReturnYear01	24.00%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	23.43%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009
Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN U.S. STRATEGIC RESEARCH PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues opportunistic growth by investing primarily in a diversified portfolio of U.S. companies in multiple industries that may benefit from innovation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by U.S. companies.

The Adviser employs a combination of "top-down" and "bottom-up" investment processes with the goal of identifying the most attractive U.S. securities, fitting into broader investment themes identified by the Adviser, which are developments that have broad effects across industries and companies. Drawing on the global fundamental and quantitative research capabilities of the Adviser, and its economists' macroeconomic insights, the Adviser seeks to identify long-term economic or business trends that will affect multiple industries. The Adviser will assess the effects of these trends, in the context of the business cycle, on entire industries and on individual companies. Through this process, the Adviser intends to identify key investment themes, which will be the focus of the Fund's investments and which are expected to change over time based on the Adviser's research.

In addition to this "top-down" thematic approach, the Adviser will use a "bottom-up" analysis of individual companies that focuses on prospective earnings growth, valuation and quality of company management. The Adviser normally considers a universe of approximately 600 primarily U.S. mid- to large-capitalization companies for investment.

The Fund invests in securities issued by companies from multiple industries in an attempt to maximize opportunity, which should also tend to reduce risk. The Fund may invest up to 20% of its net assets in equity and fixed-income securities issued by non-U.S. corporate and governmental issuers. The Fund may invest in both developed and emerging market countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may invest in any company and industry and in any type of equity security, listed and unlisted, with potential for capital appreciation. It invests in well-known, established companies as well as new, smaller or less-seasoned companies. The Fund may also invest in synthetic foreign equity securities, which are a type of warrant used internationally that entitle a holder to buy or sell underlying securities, real estate investment trusts ("REITs") and zero coupon bonds. Normally, the Fund invests in about 40-60 companies.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over the life of the Fund; and

. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
. how the Fund's performance changed from year to year over the life of the Fund; and

. how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.AllianceBernstein.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -24.04%.

                                                           Calendar Year End (%)

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 16.17%, 4TH QUARTER, 2010; AND WORST QUARTER WAS DOWN -11.09%, 2ND QUARTER, 2010.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Retirement Shares | AllianceBernstein U.S. Strategic Research Portfolio | S&P 500 (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	15.06%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	14.14%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec 23, 2009

[1]	In some cases, a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. Fees waived and expenses borne by the Adviser are subject to reimbursement until December 23, 2012. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the fee percentages set forth in the table or cause the total of the payments to exceed the Fund's total initial offering expenses. This fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2012. It may be terminated thereafter by either party upon 60 days' prior written notice.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.
[4]	Inception date for all Classes is 12/23/09.

Retirement Shares | AllianceBernstein International Discovery Equity Portfolio
ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retirement Shares AllianceBernstein International Discovery Equity Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	none	none	none
Exchange Fee	none		none	none	none
[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Shares AllianceBernstein International Discovery Equity Portfolio		CLASS A SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.30%	0.50%	0.25%	none
Other Expenses: Transfer Agent		1.73%	0.06%	0.06%	0.02%
Other Expenses		6.23%	6.81%	6.82%	6.80%
Total Other Expenses		7.96%	6.87%	6.88%	6.82%
Total Annual Fund Operating Expenses		9.26%	8.37%	8.13%	7.82%
Fee Waiver and/or Expense Reimbursement	[1]	(7.71%)	(6.62%)	(6.63%)	(6.57%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.55%	1.75%	1.50%	1.25%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through June 30, 2013 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. The fees waived and expenses borne by the Adviser are subject to reimbursement until October 26, 2013. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net expenses reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retirement Shares AllianceBernstein International Discovery Equity Portfolio (USD $)	CLASS A SHARES		CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	158	[1]	178	153	127
After 3 Years	1,993		1,848	1,783	1,705
After 5 Years	3,675		3,408	3,313	3,194
After 10 Years	7,292		6,871	6,739	6,566
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.

The Fund invests primarily in a diversified portfolio of equity securities of small- and mid-capitalization non-U.S. companies. For these purposes, "small- and mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smaller of  $100 million or the market capitalization of the smallest company in the MSCI AC World SMID Index (ex-U.S.)(Net) and the greater of  $13 billion or the market capitalization of the largest company in the MSCI AC World SMID Index (ex-U.S.)(Net). The market capitalizations of companies in the MSCI AC World SMID Index (ex-U.S.)(Net) ranged from  $38.2 million to  $17.8 billion at June 30, 2011. Because the Fund's definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. Normally the Fund invests in 150-200 companies. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

The Fund may invest in securities issued by non-U.S. companies in any industry sector and country. The Adviser employs a "bottom-up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries. The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets.

The Fund may invest in any company and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities.

The Fund may invest in established companies and also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these securities at an advantageous price. The Fund invests in unlisted securities and synthetic foreign equity securities, which may have greater liquidity risk.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year. The Fund commenced operations on October 26, 2010.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS A SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	1.73%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.23%
Total Other Expenses	rr_OtherExpensesOverAssets	7.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
After 1 Year	rr_ExpenseExampleYear01	158	[3]
After 3 Years	rr_ExpenseExampleYear03	1,993
After 5 Years	rr_ExpenseExampleYear05	3,675
After 10 Years	rr_ExpenseExampleYear10	7,292
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS R SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.81%
Total Other Expenses	rr_OtherExpensesOverAssets	6.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.37%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.62%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
After 1 Year	rr_ExpenseExampleYear01	178
After 3 Years	rr_ExpenseExampleYear03	1,848
After 5 Years	rr_ExpenseExampleYear05	3,408
After 10 Years	rr_ExpenseExampleYear10	6,871
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS K SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.82%
Total Other Expenses	rr_OtherExpensesOverAssets	6.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.63%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
After 1 Year	rr_ExpenseExampleYear01	153
After 3 Years	rr_ExpenseExampleYear03	1,783
After 5 Years	rr_ExpenseExampleYear05	3,313
After 10 Years	rr_ExpenseExampleYear10	6,739
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.80%
Total Other Expenses	rr_OtherExpensesOverAssets	6.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
After 1 Year	rr_ExpenseExampleYear01	127
After 3 Years	rr_ExpenseExampleYear03	1,705
After 5 Years	rr_ExpenseExampleYear05	3,194
After 10 Years	rr_ExpenseExampleYear10	6,566
Retirement Shares | AllianceBernstein International Discovery Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.

The Fund invests primarily in a diversified portfolio of equity securities of small- and mid-capitalization non-U.S. companies. For these purposes, "small- and mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smaller of  $100 million or the market capitalization of the smallest company in the MSCI AC World SMID Index (ex-U.S.)(Net) and the greater of  $13 billion or the market capitalization of the largest company in the MSCI AC World SMID Index (ex-U.S.)(Net). The market capitalizations of companies in the MSCI AC World SMID Index (ex-U.S.)(Net) ranged from  $38.2 million to  $17.8 billion at June 30, 2011. Because the Fund's definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. Normally the Fund invests in 150-200 companies. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

The Fund may invest in securities issued by non-U.S. companies in any industry sector and country. The Adviser employs a "bottom-up" investment process that focuses on a company's prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund's assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser's assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries. The Fund may use derivatives, such as options, futures and forwards, to gain exposure to certain non-U.S. markets.

The Fund may invest in any company and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities.

The Fund may invest in established companies and also in new and less-seasoned companies. The Fund's investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund's securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
. MARKET RISK: The value of the Fund's assets will fluctuate as the equity markets fluctuate. The value of the Fund's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund's investments or reduce its returns.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these securities at an advantageous price. The Fund invests in unlisted securities and synthetic foreign equity securities, which may have greater liquidity risk.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is available for the Fund because it has not yet been in operation for a full calendar year. The Fund commenced operations on October 26, 2010.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

[1]	In some cases a 1%, 1-year CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances.
[2]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund through June 30, 2013 to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding the net expenses reflected in this table. The fees waived and expenses borne by the Adviser are subject to reimbursement until October 26, 2013. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net expenses reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses.
[3]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 1, 2011